CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
CONDENSED CONSOLIDATED BALANCE SHEETS
Redeemable convertible preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Redeemable convertible preferred stock, stated value	$ 1,000	$ 1,000	$ 1,000
Redeemable convertible preferred stock, authorized (in shares)	15,000	15,000	0
Redeemable convertible preferred stock, issued (in shares)	1,039	10,022	0
Redeemable convertible preferred stock, outstanding (in shares)	1,039	10,022	0
Redeemable convertible preferred stock, Liquidation preference	$ 1,260,385	$ 11,271,365
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	250,000,000	250,000,000	150,000,000
Common stock, shares issued	10,014,872	2,991,377	2,079,387
Common stock, shares outstanding	10,014,872	2,991,377	2,079,387